Cash Dividends Paid to Parent Company by Subsidiaries and Affiliates (Detail) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash dividends paid by:
Consolidated subsidiaries	795,951	136,241	1,931,865
Equity method investees	21,361	25,210	12,010
Cash Dividends Paid to Parent Company, Total	817,312	161,451	1,943,875